Critical Accounting Estimates and Judgments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 PEN (S/) Well	Dec. 31, 2017 USD ($) Well	Dec. 31, 2016 PEN (S/) Well	Dec. 31, 2015
Disclosure of critical accounting estimates and judgments [line items]
Maximum exposure to tax contingencies	S/ 13,500,000
Percentage of increase/ decrease in Group's gross margins considered for sensitivity analysis	10.00%	10.00%	10.00%	10.00%
Pre-tax discount rate used for present value calculation, bond rate period description	5 to 30-year rate used on U.S. bonds	5 to 30-year rate used on U.S. bonds
Block one [member]
Disclosure of critical accounting estimates and judgments [line items]
Pre-tax discount rate used for present value calculation	2.09%		1.93%
Block five [member]
Disclosure of critical accounting estimates and judgments [line items]
Pre-tax discount rate used for present value calculation	2.27%		1.93%
Block III [member]
Disclosure of critical accounting estimates and judgments [line items]
Pre-tax discount rate used for present value calculation	2.72%		2.93%
Block IV [member]
Disclosure of critical accounting estimates and judgments [line items]
Pre-tax discount rate used for present value calculation	2.72%		2.93%
Gasoducto Sur Peruano [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of Net Carrying Amount (NCA) of the Concession assets	72.25%	72.25%
Bottom of range [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of Net Carrying Amount (NCA) of the Concession assets	72.25%	72.25%
Additional cost paid due to higher financial expense	S/ 18,950,000	$ 5,640,000
Bottom of range [member] | Viva GyM SA [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of voting rights held in subsidiaries	30.00%	30.00%
Top of range [member]
Disclosure of critical accounting estimates and judgments [line items]
Additional cost paid due to higher financial expense	S/ 42,200,000	$ 12,560,000
Top of range [member] | Viva GyM SA [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of voting rights held in subsidiaries	50.00%	50.00%
Consorcio Constructor Ductos del Sur [member] | GyM S A [member]
Disclosure of critical accounting estimates and judgments [line items]
Additional cost paid due to higher financial expense			S/ (7,004,000)
Adjustment for reconcile profit (loss)			S/ (15,165,000)
Parent company operation [member] | Promotora Larcomar S.A. [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of equity interest in subsidiaries	46.55%	46.55%	46.55%
Tranche one [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of Net Carrying Amount (NCA) of the Concession assets to be recovered	82.50%	82.50%
Tranche two [member]
Disclosure of critical accounting estimates and judgments [line items]
Percentage of Net Carrying Amount (NCA) of the Concession assets to be recovered	100.00%	100.00%
Talara, Piura [member]
Disclosure of critical accounting estimates and judgments [line items]
Number of wells closed | Well	144	144	144
Present value of estimated provision for closure of wells	S/ 16,800,000		S/ 17,200,000